Cover	Mar. 13, 2025
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 13, 2025
Entity File Number	000-55276
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	8112 Maryland Ave
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	323
Local Phone Number	538-5799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	We are filing this Current Report on Amendment No. 1 of the Form 8-K/A to supplement Item 7.01 of the Report regarding the preliminary findings from the National Center for Asphalt Technology (NCAT) on the Life Cycle Assessment (LCA) of the Company's test section S11 at the NCAT Test Track which was originally filed on Form 8-K to SEC on March 14, 2025.